Trade and other receivables	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
Trade and other receivables

6. Trade and other receivables

The Company's trade and other receivables include the following:

	December 31,	December 31,
	2019	2018
	$	$
Sales tax recoverable	2,033,535	982,663
Rent receivable	12,990	8,325
Other	23,530	—
	2,070,055	990,988